Deferred Revenue	12 Months Ended
Mar. 31, 2025
Deferred Revenue
Deferred Revenue

35	Deferred Revenue

	March 31,
	2024	2025
Global Distribution System provider	-	-
Loyalty program	3,360	2,390
Total	3,360	2,390
Non-current	-	-
Current	3,360	2,390
Total	3,360	2,390

“Global Distribution System providers” represents the amount received upfront by the group as a part of commercial arrangement with the Global Distribution System (“GDS”) providers for facilitating the booking of airline tickets on our websites or other distribution channels. The same is recognized as revenue for actual airline tickets sold over the total number of airline tickets to be sold as per the term of the agreement, in both cases sold on such GDS platforms, and the balance amount is recognized as deferred revenue.

	March 31,
	2024	2025
At 01, April	45,721	3,360
Deferred during the year	-	-
Recorded in statement of profit or loss	(42,361)	(970)
Transferred to other financial liability (deposits)	-	-
At 31, March	3,360	2,390